1
Gabelli Love Our Planet & People ETF
Schedule of Investments — September 30, 2025 (Unaudited)
Shares Market Value
COMMON STOCKS – 97.5%
Automotive Parts and Accessories – 6.1%
4,496
Blue Bird Corp.† .....................................
$ 258,745
1,040
Cummins Inc. ..........................................
439,265
698,010
Banking – 2.1%
12,530
Banco Bilbao Vizcaya Argentaria SA,
ADR ....................................................
241,203
Building and Construction – 8.8%
3,200
Arcosa Inc. ..............................................
299,872
1,028
Carrier Global Corp. ................................
61,372
2,244
Centuri Holdings Inc.† ............................
47,505
3,688
Gibraltar Industries Inc.† ........................
231,606
3,400
Johnson Controls International plc .........
373,830
1,014,185
Business Services – 4.0%
11,680
Ranpak Holdings Corp.† ........................
65,642
9,200
Resideo Technologies Inc.† ....................
397,256
462,898
Consumer Products – 0.5%
1,000
Unilever plc, ADR ...................................
59,280
Diversified Industrial – 3.4%
3,015
AZZ Inc. ..................................................
329,027
2,475
L.B. Foster Co., Cl. A† ............................
66,701
395,728
Electronics – 6.5%
1,800
Flex Ltd.† ................................................
104,346
22,500
Mirion Technologies Inc.† .......................
523,350
1,541
NEXTracker Inc., Cl. A† ..........................
114,019
741,715
Energy and Utilities – 14.6%
3,345
Alliant Energy Corp. ................................
225,486
2,100
American Water Works Co. Inc. ..............
292,299
5,216
Brookfield Renewable Corp. ...................
179,535
720
GE Vernova Inc. ......................................
442,728
1,500
H2O America ..........................................
73,050
2,645
IDACORP Inc. .........................................
349,537
20,000
Ur-Energy Inc.† ......................................
35,800
8,088
XPLR Infrastructure LP ...........................
82,255
1,680,690
Environmental Services – 8.1%
13,480
Ardagh Metal Packaging SA ...................
53,785
1,500
Republic Services Inc. ............................
344,220
1,000
Veralto Corp. ...........................................
106,610
2,400
Waste Connections Inc. ..........................
421,920
926,535
Equipment and Supplies – 13.6%
3,374
Crown Holdings Inc. ................................
325,894
1,075
Hubbell Inc. .............................................
462,583
Shares Market Value
318
Preformed Line Products Co. ..................
$ 62,376
3,500
The Gorman-Rupp Co. ...........................
162,435
2,600
The Timken Co. .......................................
195,468
927
Valmont Industries Inc. ...........................
359,426
1,568,182
Financial Services – 4.1%
4,516
ING Groep NV, ADR ...............................
117,777
720
S&P Global Inc. ......................................
350,431
468,208
General Industrial Machinery and Equipment – 4.7%
3,303
Flowserve Corp. ......................................
175,521
8,088
Matthews International Corp., Cl. A ........
196,377
6,400
Mueller Water Products Inc., Cl. A ..........
163,328
535,226
Health Care – 0.8%
1,440
Royalty Pharma plc, Cl. A .......................
50,803
109
Vertex Pharmaceuticals Inc.† .................
42,689
93,492
Machinery – 8.1%
16,095
CNH Industrial NV ..................................
174,631
513
Deere & Co. ............................................
234,574
3,550
Xylem Inc. ...............................................
523,625
932,830
Metals and Mining – 5.2%
4,750
Cameco Corp. .........................................
398,335
5,000
Freeport-McMoRan Inc. ..........................
196,100
594,435
Real Estate Investment Trust – 2.5%
11,500
Weyerhaeuser Co. ..................................
285,085
Specialty Chemicals – 1.7%
720
Air Products and Chemicals Inc. .............
196,358
Technology Services – 2.7%
690
Alphabet Inc., Cl. C .................................
168,050
5,000
Aurora Innovation Inc.† ...........................
26,950
1,348
Corning Inc. ............................................
110,576
305,576
TOTAL COMMON STOCKS .......... 11,199,636
Principal
Amount
U.S. GOVERNMENT OBLIGATIONS – 2.5%
$ 290,000 U.S. Treasury Bills,
3.89% to 4.10%††, 10/02/25 to 12/26/25
287,871
TOTAL INVESTMENTS — 100.0%
(cost $7,871,933) ....................................
$ 11,487,507
† Non-income producing security.
†† Represents annualized yields at dates of purchase.
ADR    American Depositary Receipt